Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss before tax	€ (42,660,662)	€ (26,068,955)	€ (8,027,162)
Non-cash adjustments to reconcile loss before tax to net cash flows/used in operations :
Share-based payment expense	8,196,387	1,587,736	116,147
Depreciation expense	77,370	7,401	549
Net foreign exchange (gain) / loss	(11,760,469)	1,350,592	(3,693)
Finance costs	267,700	98,678
Changes in working capital:
Increase in receivables	(130,501)	(358,735)	(184,420)
Increase in other current assets	239,875	(493,165)	(24,915)
Increase in trade and other payables	1,662,686	329,181	274,481
Decrease in accrued liabilities	(196,755)	2,094,322	1,172,002
Income taxes paid	(27,615)
Paid interest	(267,700)	(46,648)
Net cash flows used in operating activities	(44,599,683)	(21,499,593)	(6,677,011)
Investing activities
Purchase of property, plant and equipment	(130,032)	(42,977)	(13,476)
Net cash flows used in investing activities	(130,032)	(42,977)	(13,476)
Financing activities
Proceeds from issue of shares	156,825,699	102,514,879	22,467,707
Transaction costs	(13,154,360)	(1,314,078)	(836,181)
Net cash flows provided by financing activities	143,671,339	101,200,801	21,631,526
Net increase in cash and cash equivalents	98,941,624	79,658,231	14,941,039
Cash and cash equivalents at the beginning of the year	98,628,871	20,326,372	5,385,333
Effect of exchange rate changes	11,782,637	(1,355,732)
Cash and cash equivalents at the end of the year	€ 209,353,132	€ 98,628,871	€ 20,326,372